INTANGIBLE FIXED ASSETS NON-CURRENT - Movement in fair value in crypto assets (Details) - Digital Assets $ in Thousands	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($) item
INTANGIBLE ASSETS NON CURRENT
Intangible fixed assets	$ 141	$ 776
Polkadot - DOT
INTANGIBLE ASSETS NON CURRENT
Coins / tokens | item	182	16,554
Intangible fixed assets	$ 1	$ 135
Ethereum - ETH
INTANGIBLE ASSETS NON CURRENT
Coins / tokens | item	211	4
Intangible fixed assets	$ 1	$ 10
USDC (stable coin - fixed to USD)
INTANGIBLE ASSETS NON CURRENT
Coins / tokens | item	31,710	31,713
Intangible fixed assets	$ 32	$ 55
Other tokens, NFT's and other digital assets [Member]
INTANGIBLE ASSETS NON CURRENT
Intangible fixed assets	$ 107	$ 576